Selected Statements of Operations Data (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	$ 1,832	$ 1,924
Israel [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	1,535	1,781
Other [Member]
Schedule of property and equipment, net, by geographic areas
Property and equipment, net	$ 297	$ 143